Asset Acquisition (Tables)	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of aggregate purchase price

Cash	$183,000
Note payable	1,750,000
Fair value of common shares issued	3,150,616

Total Purchase Consideration	$5,083,616

The Company allocated the aggregate purchase price as follows:

Land	$880,000
Power purchase agreement	4,203,616

Total Purchase Consideration	$5,083,616